Note 8 - Long-term Investments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
8.	LONG-TERM INVESTMENTS

(In Thousands)

	December 31
	2021	2020

Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$992	$992

In July 2008, the Company invested in preferred shares of Sigurd Cayman to become a strategic partner of Sigurd Microelectronics Corporation (“Sigurd”). Under ASU 2016-01, the Company utilizes the measurement alternative to account for equity investments in privately held companies without readily determinable fair values. As of December 31, 2021, the Company held 8,557,577 shares, which represented an 18.88% ownership of Sigurd Cayman. No impairment losses were incurred related to investment in Sigurd Cayman in 2021.

In November 2005, the Company invested in Philip Ventures Enterprise Fund (“PVEF”), a fund management company in Singapore, with an investment amount of $585,000 (SG$1,000,000) for 20 units in the placement at SG$50,000 per unit. The Company held a 5% interest in the fund as of December 31, 2018. In March 2019, the liquidator of PVEF declared a final distribution and the fund would be dissolved at the expiration of 3 months from the date of the final meeting held in April 2019. As a result, the Company recorded an impairment charge of $30,000 which is the difference between carrying cost and the liquidation value.

The Company invested $1,960,000 (NT$62,900,000) in Excelliance MOS Co., Ltd. (“EMC”)’s 3,468,000 ordinary shares in June 2010. EMC is a fabless power device design company in Taiwan, specialized in power semiconductor process development, and the design of high efficiency power device and system. In January 2018, EMC successfully listed on Taipei Exchange. The Company recognized gains on its quoted market price to record the changes in fair value. The gain of $818,000 and the loss of $79,000 on net fair value changes including a portion of disposal were recorded for the years ended December 31, 2019, and 2020, respectively. The Company has sold all the remaining shares in 2020 and held no shares of EMC as of December 31, 2020.